Merchant Cash Advances, Loans and Related Receivables - Summary of MCA, Loans and Related Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Related receivables	$ 819	$ 3,179	$ 4,482
Allowance for credit losses related to uncollectible receivable	(18,580)	(12,781)		$ (7,221)
Merchant cash advances, loans and related receivables, net	244,723	150,172	91,873
Merchant cash advances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	218,840	131,227	77,653
Allowance for credit losses related to uncollectible receivable	(15,816)	(10,420)	(6,249)
Loans receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	43,644	28,547	16,959
Allowance for credit losses related to uncollectible receivable	$ (2,764)	$ (2,361)	$ (972)